Income tax - Movement in net deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income tax
Balance at the beginning of the year	$ (22,709)	$ 3,880
Recognized in profit/loss	(2,410)	(2,167)
Recognized in goodwill	11,091	(25,462)
Recognized in equity		1,160
Recognized in deferred development costs	628	(124)
Recognized in OCI	(507)
Other foreign exchange movement	12	4
Balance at the end of the year	$ (13,895)	$ (22,709)